ADVANCES RECEIVABLE AND PREPAID EXPENSES - Disclosure of detailed information about trade and other receivables (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 27, 2019 CAD ($)	Sep. 27, 2019 USD ($)
Trade and other receivables [abstract]
Supplier prepayments and deposits	$ 90,928	$ 0
Loan to KGL and accrued interest	56,199	51,075	$ 65,000	$ 50,044
Other receivables and employee advances	22,997	12,820
Harmonized Sales Tax receivable	66,543	0
Advances receivable and prepaid expenses	$ 236,667	$ 63,895